Average Annual Total Returns - Hunter Small Cap Value Fund		12 Months Ended	24 Months Ended
		Dec. 31, 2024	Dec. 31, 2024 [2]
Russell 2000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.05%	12.39%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	25.02%	26.47%
Hunter Small Cap Value Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		12.22%	13.53%
Performance Inception Date		Dec. 28, 2022
Hunter Small Cap Value Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.58%	13.04%
Hunter Small Cap Value Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.75%	10.45%

[1]	The Russell 2000® Value Total Return Index is an unmanaged index that measures the performance of the small-cap value segment of the US equity universe. It includes those Russell 2000 companies with relatively lower price-to-book ratios, lower I/B/E/S forecast medium term (2 year) growth and lower sales per share historical growth (5 years). The Russell 2000® Index is an unmanaged, capitalization-weighted index of 2,000 small cap U.S. companies. Investors cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[2]	The inception date of the Fund is December 28, 2022
[3]	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. The index is a broad-based flagship benchmark that serves as the Fund’s regulatory benchmark to allow investors to compare the Fund’s performance to a broad-based index. Investors cannot directly invest in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.